NOTES PAYABLE RELATED PARTIES (Details) - USD ($)	Feb. 28, 2023	May 31, 2022
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 2,072,851	$ 135,551
Notes Payable, Related Parties, Current	(2,072,851)	(135,551)
Notes Payable, Related Parties, Noncurrent	0	0
Company Law Firm [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	2,073	2,073
OZ Corporation [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	69,250	69,250
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	1,528	14,228
Wife of CEO [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	2,000,000	14,228
John Thomas [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 0	$ 50,000